Consolidated Statement of Cash Flow - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
OPERATING ACTIVITIES
Earnings from continuing operations	$ 1,483	$ 2,192
Adjustments for:
Depreciation	111	113
Amortization of software	721	618
Amortization of other identifiable intangible assets	98	91
Share of post-tax losses (earnings) in equity method investments	28	(40)
Net gains on disposals of businesses and investments	(165)	(192)
Deferred tax	60	(640)
Other	272	151
Changes in working capital and other items	43	176
Operating cash flows from continuing operations	2,651	2,469
Operating cash flows from discontinued operations	0	(12)
Net cash provided by operating activities	2,651	2,457
INVESTING ACTIVITIES
Acquisitions, net of cash acquired	(843)	(622)
Proceeds related to disposals of businesses and investments	254	326
Proceeds from sales of LSEG shares	0	1,854
Capital expenditures	(634)	(607)
Other investing activities	1	46
Taxes paid on sales of LSEG shares and disposals	(62)	(317)
Net cash (used in) provided by investing activities	(1,284)	680
FINANCING ACTIVITIES
Repayments of debt	(999)	(290)
Net borrowings (repayments) under short-term loan facilities	290	(139)
Payments of lease principal	(64)	(63)
Repurchases of common shares	(1,000)	(639)
Purchase of non-controlling interests	0	(384)
Other financing activities	(16)	5
Net cash used in financing activities	(2,828)	(2,459)
Translation adjustments	4	(8)
(Decrease) increase in cash and cash equivalents	(1,457)	670
Cash and cash equivalents at beginning of period	1,968	1,298
Cash and cash equivalents at end of period	511	1,968
Supplemental cash flow information is provided in note 29.
Interest paid, net of debt-related hedges	(138)	(149)
Interest received	46	74
Income taxes paid	(337)	(551)
Preference shares [member]
FINANCING ACTIVITIES
Dividends paid	(4)	(5)
Common shares [member]
FINANCING ACTIVITIES
Dividends paid	$ (1,035)	$ (944)